Financial instruments and financial risk management - Credit risk (Details) - EUR (€) € in Millions	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	€ 4,549.5	€ 3,791.4	€ 3,952.7
Trade receivables
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	67.5	59.5	57.6
Past due | Trade receivables
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	3.3	0.8	0.8
Past due and impaired | Trade receivables
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0.0	0.2	0.2
Past due but not impaired | Trade receivables
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	€ 3.3	€ 0.6	€ 0.6